Related-Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Transactions with Traxys North America LLC
The Company made principal payments of $0 million and $3.1 million for the nine month period ended September 30, 2012 and for the year ended December 31, 2011, respectively, under the inventory financing arrangement with Traxys North America LLC (“Traxys and affiliates”), a subsidiary of one of the Company’s stockholders, Traxys S.a.r.l. The outstanding amounts payable to Traxys and affiliates under this arrangement were $0 and $0.9 million reported under Other current liabilities on the condensed consolidated balance sheet at September 30, 2012 and December 31, 2011, respectively. Molycorp also had outstanding amounts payable to Traxys and affiliates under the same arrangement of $0 and $2.8 million reported in Trade accounts payable at September 30, 2012 and December 31, 2011, respectively, associated with product purchased from Traxys and affiliates in 2011. For the three and nine months ended September 30, 2011, the Company made purchases of lanthanum oxide from Traxys and affiliates in the amount of $1.9 million and $6.2 million, respectively.
The Company and Traxys and affiliates also jointly market and sell certain lanthanum oxide, cerium oxide, misch metal and erbium oxide products. Pursuant to the terms of this other arrangement, the Company and Traxys and affiliates split gross margin equally once all costs associated with the sale are recovered by both parties. The Company had an outstanding related party receivable from Traxys and affiliates in the amount of $0 million and $0.2 million at September 30, 2012 and December 31, 2011, respectively.
At September 30, 2012 and December 31, 2011, Molycorp had also a balance receivable from Traxys and affiliates of $0 million and $2.1 million, respectively, related to sales of tantalum metal to Traxys and affiliates of $3.2 million in 2011.
Transactions with Neo Material Technologies Inc.
During the period from January 1, 2012 to June 11, 2012, Molycorp sold neodymium/ praseodymium oxides for $4.3 million and heavy rare earths for $1.6 million to Neo Material Technologies, Inc. There were no sales between the companies in the comparative 2011 period. The related intercompany accounts receivable and payable were eliminated in consolidation.
Transactions with equity method investees: TMT, Keli and Ingal Stade
The Company supplies Neo Powders to TMT to produce rare earth magnetic compounds. Molycorp then purchases these compounds back from TMT in its normal course of business. Additionally, Keli processes rare earth oxides into metals for inclusion in the Neo Powders.
During the third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, the Company sold $1.3 million and $1.4 million of Neo Powders to TMT, respectively, and purchased $1.4 million and $1.9 million worth of compounds from TMT during the same respective periods.
The Company purchased metals and received services from Keli amounting to $16.1 million and $21.4 million for the third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, respectively.
Ingal Stade sells gallium to the Company's facilities located in Ontario, Canada and to some of its facilities in the United States. For third quarter of 2012 and for the period from June 12, 2012 to September 30, 2012, the Company purchased $1.3 million and $1.7 million of gallium metal from Ingal Stade, respectively.

(10)	Related-Party Transactions
In February 2009, certain of the Company’s stockholders incurred certain costs in providing letters of credit and/or cash collateral to secure the surety bonds issued for the benefit of certain regulatory agencies related to the Company’s Molycorp Mountain Pass facility closure and reclamation obligations. The total amount of collateral provided by stockholders was $18.2 million. Under the terms of the agreement with its stockholders, the Company agreed to pay each such stockholder a 5% annual return on the amount of collateral provided, and the stockholders were entitled to receive quarterly payments, delay payments, or receive payments-in-kind.
In September 2010, the Company issued its own collateral in the amount of $18.2 million in replacement of the letters of credit and cash collateral provided by the stockholders, which has been subsequently collected by the Company. The Company paid fees due to stockholders in the amount of $0.8 million in September 2010.
In June 2010, the Company entered into an inventory financing arrangement with Traxys North America LLC (“Traxys”), the parent of one of its stockholders, TNA Moly Group, LLC, under which it borrowed approximately $5.0 million, secured by certain product inventories. Borrowings under this arrangement required an initial interest rate of 6% based on three month LIBOR plus a margin, which is subject to adjustment every 3 months. The interest rate was reset to 5.75% effective September 1, 2011. At December 31, 2011 and 2010, interest payable associated with the arrangement totaled $32,000 and $9,000, respectively. Principal under this arrangement is payable from revenue generated from sales of the product inventories. During the third quarter of 2010, both parties agreed that 50% of all didymium oxide sales will be subject to this arrangement. The Company made principal payments of $3.1 million and $1.0 million for the years ended December 31, 2011 and 2010, respectively. The outstanding amounts payable to Traxys under this arrangement were $0.9 million and $3.1 million reported on the Consolidated Balance Sheet as of December 31, 2011 and 2010, respectively, under Short-term borrowing—related party, and $2.8 million and $1.3 million in Trade accounts payable related to the sales made, but not remitted to Traxys and affiliates as of December 31, 2011 and 2010, respectively.
The Company and Traxys and affiliates jointly market and sell certain lanthanum oxide, cerium oxide, misch metal and erbium oxide products. Per the terms of this arrangement, the Company and Traxys split gross margin equally once all costs associated with the sale are recovered by both parties. The Company has recorded a related party receivable from Traxys and affiliates of $190,000 and $116,000 as of December 31, 2011 and 2010, respectively. The Company also recorded an expense of $336,000 and $120,000 for the years ended December 31, 2011 and 2010, respectively, and had an outstanding related payable to Traxys and affiliates in the amount of $169,000 and $120,000 as of December 31, 2011 and 2010, respectively. Revenues and expenses related to these settlements are presented on a net basis in Other Income on the Statement of Operations. In addition, during 2011 the Company made purchases of lanthanum oxide from Traxys and affiliates in the amount of $6.2 million, and small purchases of yttrium and bastnasite material for a total of approximately $0.7 million. For the year ended December 31, 2010, the Company made purchases of lanthanum oxide and cerium oxide from Traxys and affiliates in the amount of $2.5 million.
As of December 31, 2011, Molycorp Sillamäe had a balance receivable from Traxys and affiliates of $2.1 million related to sales of tantalum metal of $3.2 million for the period from April 1, 2011 to December 31, 2011.